Non-Current Assets - Property, Plant and Equipment, Net - Schedule of Reconciliations of the Values at the Beginning and End of the Current (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Reconciliations of the Values at the Beginning and End of the Current [Line Items]
Beginning Balance	$ 81,420	$ 80,547
Additions	36,607	26,926
Depreciation expense	(29,690)	(25,127)	[1]
Translation adjustments	11,244	(926)	[1]
Ending Balance	99,581	81,420
Computer equipment [Member]
Schedule of Reconciliations of the Values at the Beginning and End of the Current [Line Items]
Beginning Balance	27,673	20,444
Additions	15,164	22,966
Depreciation expense	(19,122)	(15,299)	[1]
Translation adjustments	3,160	(438)	[1]
Ending Balance	26,875	27,673
Office furniture & equipment [Member]
Schedule of Reconciliations of the Values at the Beginning and End of the Current [Line Items]
Beginning Balance	48,265	53,016
Additions	11,187	2,343
Depreciation expense	(7,248)	(6,657)	[1]
Translation adjustments	7,073	(437)	[1]
Ending Balance	59,277	48,265
Machinery & equipment [Member]
Schedule of Reconciliations of the Values at the Beginning and End of the Current [Line Items]
Beginning Balance	5,482	7,087
Additions	10,256	1,617
Depreciation expense	(3,320)	(3,171)	[1]
Translation adjustments	1,011	(51)	[1]
Ending Balance	$ 13,429	$ 5,482

[1]	Reclassed